Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other creditors and accrued liabilities
Accruals and deferred income	$ 842	$ 522	$ 546
Payable to States (including taxes and duties)	5,734	7,438	6,861
Payroll	1,587	1,527	1,553
Other operating liabilities	14,302	16,262	13,286
Other creditors and accrued liabilities	22,465	25,749	22,246
Interim dividend payable, second quarter	2,129	1,918	1,911
Interim dividend payable, third quarter	$ 2,149	$ 2,038	$ 1,912